Gains or losses on financial assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Financial instruments
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 1,136	€ 604	[1]	€ 404
Gains (losses) on financial assets at amortised cost	308	39
Other financial assets and liabilities	828	565	[1]
Gains (losses) on available-for-sale financial assets				472
Gains or losses on financial assets and liabilities held for trading, net	1,349	1,515	[1]	1,252
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	292	331	[1]
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	(286)	(57)	[1]	(85)
Gain or losses from hedge accounting, net	(28)	83	[1]	(11)
Gains/losses on financial assets and liabilities, net	2,463	2,476		1,560
Exchange differences, net	(932)	(679)	[1]	105
Debt instruments
Financial instruments
Other financial assets and liabilities	€ 804	€ 563
Gains (losses) on available-for-sale financial assets				316
Equity instruments
Financial instruments
Gains (losses) on available-for-sale financial assets				€ 156

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).